Property, Plant and Equipment: (Details Text) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Property Plant And Equipment Details Text [Abstract]
% interest option agreement gives company right to earn in la Tortuga	51.00%
Aggregate option payments required for company to acquire undivided interest	$ 650
Aggregate exploration expenditures required for company to acquire undivided interest	3,000
Additional % interest company may earn	9.00%
Additional payment due to earn additional interest	2,000
Option payments made as of balance sheet date	$ 275